Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

December 4, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             Hatteras GPEP Fund II, LLC (the “Fund”)

Preliminary Proxy Materials

(1940 Act Registration No. 811-22594)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, please find the Fund’s Preliminary Proxy Statement, Notice of Special Meeting of Members and Form of Proxy (collectively, the “Proxy Materials”). These Proxy Materials are being filed in connection with a special meeting of members of the Fund being held: (1) to elect eight nominees to the Board of Managers of the Fund; (2) to approve an investment advisory agreement between Scotland Acquisition, LLC d/b/a Hatteras Funds, LLC (“Hatteras”) and the Fund; (3) to approve an investment sub-advisory agreement among Capvent US Advisors LLC, Hatteras and the Fund; and (4) to approve the transfer of any amount payable to the Fund’s investment manager in the Fund’s carried interest account to Hatteras.

Questions and comments concerning the enclosed materials may be directed to me at (215) 988-2902.

Sincerely,
/s/ John P. Foley
John P. Foley